Lord Abbett Securities Trust
90 Hudson Street
Jersey City, New Jersey 07302-3973

March 5, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-4720

Re:	Lord Abbett Securities Trust (the “Registrant”)
1933 Act File No. 033-58846
1940 Act File No. 811-07538

Ladies/Gentlemen:

          Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 74 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on February 27, 2013.

          Any communications relating to this filing should be directed to the undersigned at (201) 827-2673.

Very truly yours,

/s/ Josephine Setteducato

Josephine Setteducato
Paralegal
Lord, Abbett & Co. LLC